Related Party Transactions (Narrative) (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2014 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)	Nov. 30, 2017 CNY (¥)
Related Party Transaction [Line Items]
Due from Related Parties, Total		¥ 151,074	¥ 131,747
Loans Payable, Noncurrent		50,000	63,300		$ 7,685
Shandong SNTON
Related Party Transaction [Line Items]
Additional Interest Rate Above Benchmark Rate	20.00%
Interest Payable		22,930
Payment To Purchase Raw Material		8,397	5	¥ 9,116
Interest Expense, Related Party		22,930	17,373	11,800
Payments to Purchase Final Products			4,867	7,041
Loans Payable, Noncurrent	¥ 105,000	104,708
SNTON Group [Member]
Related Party Transaction [Line Items]
Interest Payable		0
Payment To Purchase Raw Material				414
Interest Expense, Related Party		0	¥ 0	¥ 1,572
Loans Payable, Noncurrent		¥ 20,000				¥ 20,000